Risk Management and Hedging Activities Risk Management and Hedging Activities - MEC - Derivative Contract Volumes (Details) - MidAmerican Energy Company [Member] - Commodity Contract [Member]
MWh in Millions, Dth in Millions
	Dec. 31, 2015 Dth MWh	Dec. 31, 2014 Dth MWh
Electricity purchases (sales), net, in megawatt hours [Member]
Notional Amounts of Outstanding Derivative Positions [Line Items]
Derivative, Nonmonetary Notional Amount | MWh	15	14
Natural gas purchases, in decatherms [Member]
Notional Amounts of Outstanding Derivative Positions [Line Items]
Derivative, Nonmonetary Notional Amount | Dth	17	19